U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.     Name and address of issuer:

                T. Rowe Price International Funds, Inc.
                100 East Pratt Street
                Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                check the box but do not list series or classes):   / /

                T. Rowe Price International Stock Fund


         3.     Investment Company Act File Number:  811-2958
                Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                October 31, 2005

         4b.    / /  Check box if this Form is being filed late
                (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

                Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.     Calculation of registration fee:

         (i)    Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                           $845,139,366.95

         (ii)   Aggregate price of securities redeemed
                or repurchased during the fiscal year:    $1,166,079,790.01


         (iii)  Aggregate price of securities redeemed
                or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $3,429,316,183.00

         (iv)   Total available redemption credits
                [add items 5(ii) and 5(iii)]:              $4,595,395,973.01

         (v)    Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv) from
                Item 5(i):                                              $-0-

         (vi)   Redemption credits available for use in future
                years - if Item 5(I)is less than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:     ($3,750,256,606.06)

         (vii)  Multiplier for determining registration fee (See
                Instruction C.9):                                 x 0.000107

         (viii) Registration fee due [multiply Item 5(v)
                by Item 5(vii)]  (enter "0" if no fee is due):          $-0-

         6.     Prepaid Shares

                If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.     Interest due - if this Form is being
                filed more than 90 days after the end
                of the issuer's fiscal year (see
                Instruction D):                                        +$-0-

         8.     Total of the amount of the registration
                fee due plus any interest due [line 5(viii)
                plus line 7]:                                           $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.     Name and address of issuer:

                T. Rowe Price International Funds, Inc.
                100 East Pratt Street
                Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                check the box but do not list series or classes):   / /

                T. Rowe Price International Discovery Fund

         3.     Investment Company Act File Number:  811-2958

                Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.    / /  Check box if this Form is being filed late
                (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                Instruction A.2.)

                Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.     Calculation of registration fee:

         (i)    Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                            $347,447,244.59

         (ii)   Aggregate price of securities redeemed
                or repurchased during the fiscal year:       $183,498,524.38

         (iii)  Aggregate price of securities redeemed
                or repurchased during any prior fiscal year
                ending no earlier than October 11, 1995
                that were not previously used to reduce
                registration fees payable to the Commission:            $-0-

         (iv)   Total available redemption credits
                [add items 5(ii) and 5(iii)]:                $183,498,524.38

         (v)    Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv) from
                Item 5(i):                                    $163,948,720.21

         (vi)   Redemption credits available for use in future
                years - if Item 5(I)is less than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:                   $-0-

         (vii   Multiplier for determining registration fee (See
                Instruction C.9):                                 x 0.000107

         (viii) Registration fee due [multiply Item 5(v)
                by Item 5(vii)]  (enter "0" if no fee is due):    $17,542.51

         6.     Prepaid Shares

                If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.     Interest due - if this Form is being
                filed more than 90 days after the end
                of the issuer's fiscal year (see
                Instruction D):                                         $-0-

         8.     Total of the amount of the registration
                fee due plus any interest due [line 5(viii)
                plus line 7]:                                     $17,542.51

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price European Stock Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                             $68,680,109.41

         (ii)    Aggregate price of securities redeemed
                 or repurchased during the fiscal year:      $151,658,548.83

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $405,276,158.00

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                $556,934,706.83

         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                               $-0-

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:       ($488,254,597.42)

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                 x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):          $-0-

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                        $-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                           $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price New Asia Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                            $346,754,538.62

         (ii)    Aggregate price of securities redeemed
                 or repurchased during the fiscal year:       $188,156,881.30

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $1,162,154,631.00

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:              $1,350,311,512.30

         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                              $-0-

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:   ($1,003,556,973.68)

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                 x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):          $-0-

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                         $-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                           $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price Japan Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                            $111,656,863.17

         (ii)    Aggregate price of securities redeemed
                 or repurchased during the fiscal year:        $57,737,190.47

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995
                 that were not previously used to reduce
                 registration fees payable to the Commission  $170,032,651.00

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                $227,769,841.47


         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                              $-0-

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:      ($116,112,978.30)

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                 x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):          $-0-

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                         $-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                           $-0-

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price Latin America Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                            $524,509,840.41

         (ii)    Aggregate price of securities redeemed
                 or repurchased during the fiscal year:       $151,406,330.68

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $208,636,732.00

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                $360,043,062.68

         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                   $164,466,777.73

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:                   $-0-

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                 x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):    $17,597.95

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                        +$-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                     $17,597.95

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price Emerging Markets Stock Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c. / / Check box if this is the last time the issuer will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                            $625,667,739.09

         (ii)    Aggregate price of securities redeemed
                 or repurchased during the fiscal year:       $220,327,659.13

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995
                 that were not previously used to reduce
                 registration fees payable to the Commission:            $-0-

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                $220,327,659.13

         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                   $405,340,079.96

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:                   $-0-

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                  x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):     $43,371.39

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                         $-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                     $43,371.39

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006





                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price Global Stock Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c.     / /  Check box if this is the last time the issuer

                 will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                             $44,183,637.29
         (ii)    Aggregate price of securities redeemed
                 or repurchased during the fiscal year:        $17,957,957.22

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995
                 that were not previously used to reduce
                 registration fees payable to the Commission:   $9,387,358.00

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                 $27,345,315.22

         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                    $16,838,322.07

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:                   $-0-

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                 x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):     $1,801.70

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                        +$-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                      $1,801.70


         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price International Growth & Income Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number:  002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c.     / /  Check box if this is the last time the issuer

                 will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                            $544,666,884.39

         (ii)    Aggregate price of securities redeeme
                 or repurchased during the fiscal year:        $61,955,563.94

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995
                 that were not previously used to reduce
                 registration fees payable to the Commission:            $-0-

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                 $61,955,563.94

         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                   $482,711,320.45

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:                   $-0-

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                 x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):    $51,650.11

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                        +$-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                     $51,650.11


         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



         1.      Name and address of issuer:

                 T. Rowe Price International Funds, Inc.
                 100 East Pratt Street
                 Baltimore, MD 21202

         2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer,
                 check the box but do not list series or classes):   / /

                 T. Rowe Price Emerging Europe & Mediterranean Fund

         3.      Investment Company Act File Number:  811-2958

                 Securities Act File Number: 002-65539

         4a. Last day of fiscal year for which this Form is filed:

                 October 31, 2005

         4b.     / /  Check box if this Form is being filed late
                 (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
                 Instruction A.2.)

                 Note: If the Form is being filed late, interest must be paid on the registration fee due.

         4c.     / /  Check box if this is the last time the issuer

                 will be filing the Form.

         5.      Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year pursuant
                 to section 24(f):                            $744,277,184.64

         (ii)    Aggregate price of securities redeemed
                 or repurchased during the fiscal year:       $176,466,603.92

         (iii)   Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995
                 that were not previously used to reduce
                 registration fees payable to the Commission:            $-0-

         (iv)    Total available redemption credits
                 [add items 5(ii) and 5(iii)]:                $176,466,603.92

         (v)     Net sales - if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i):                                   $567,810,580.72

         (vi)    Redemption credits available for use in future
                 years - if Item 5(I)is less than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(I)]:                   $-0-

         (vii)   Multiplier for determining registration fee (See
                 Instruction C.9):                                 x 0.000107

         (viii)  Registration fee due [multiply Item 5(v)
                 by Item 5(vii)]  (enter "0" if no fee is due):    $60,755.73

         6.      Prepaid Shares

                 If the response to Item 5(I)was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- shares. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- shares

         7.      Interest due - if this Form is being
                 filed more than 90 days after the end
                 of the issuer's fiscal year (see
                 Instruction D):                                        +$-0-

         8.      Total of the amount of the registration
                 fee due plus any interest due [line 5(viii)
                 plus line 7]:                                     $60,755.73

         9. Date the registration fee and any interest payment was sent to the Commission's lock box depository: on or about January 18, 2006

                 Method of delivery:  Wire transfer

         SIGNATURES

         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


         Joseph A. Carrier, Treasurer
         By (Signature and Title)*

         January 18, 2006